SUMMARY OF BUSINESS ACQUISITION ASSETS AND GOODWILL ACQUIRED (Details) (Parenthetical) - AUD ($)		Jul. 14, 2022	Aug. 13, 2021
Affinity DNA [member]
IfrsStatementLineItems [Line Items]
Intangible assets	[1]	$ 41,264
Estimated useful lives		5 years
EasyDNA [member]
IfrsStatementLineItems [Line Items]
Intangible assets	[2]		$ 720,550

[1]	Intangible assets relate to brand, trademark, trade names and domain names acquired as part of the business acquisition amounted to A$41,264 (refer to Note 16 for further details). The useful life of these intangibles are amortized on a straight-line basis over their estimated useful lives of five years.
[2]	Intangible assets relate to brand, trademark, trade names and domain names acquired as part of the business acquisition amounted to A$720,550 (refer to Note 16 for further details).